Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2016
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30,	December 31,
	2016	2015

Amended 2012 Credit Agreement	$2.439.158	$2.611.580
Senior Notes	5.090.652	5.325.618
Equity-neutral convertible bonds	423.196	407.705
Accounts Receivable Facility	-	50.185
Capital lease obligations	48.500	40.621
Other	63.801	82.113
Long-term debt and capital lease obligations	$8.065.307	$8.517.822
Less current portion	(891.299)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.174.008	$7.853.487

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding
	September 30, 2016		September 30, 2016 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$12.523	$12.523
Revolving Credit EUR	€400.000	$446.440	€-	$-
USD Term Loan	$2.150.000	$2.150.000	$2.150.000	$2.150.000
EUR Term Loan	€258.000	$287.954	€258.000	$287.954
		$3.884.394		$2.450.477

	Maximum Amount Available		Balance Outstanding

	December 31, 2015		December 31, 2015 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591
(1) Amounts shown are excluding debt issuance costs.

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding(2)
	September 30,	December 31,	September 30,	December 31,
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$-	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.